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                                                                    THE HARTFORD





November 1, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
       SEPARATE ACCOUNT VLI ("REGISTRANT")
       STAG WALL STREET VARIABLE UNIVERSAL LIFE
       FILE NO. 333-82866

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus that would have been filed, on behalf of the Registrant, under paragraph (b) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on August 30, 2002.

If you should have any additional questions, please feel free to contact me at
(860) 843-8336.

Sincerely,

/s/ Shane E. Daly

Shane E. Daly
Assistant Counsel